Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2024
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of March 31, 2024, and December 31, 2023, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade receivables	248,642	213,345
Tax receivables	33,894	37,134
Prepayments	27,099	12,717
Other accounts receivable	24,037	23,287
Total	333,672	286,483